Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)	Capital shares issued	Capital shares to be issued	Share premium	Cumulative translation adjustment	Equity settled share-based payment	Retained (deficit)	Total
Balance at Jun. 30, 2022	$ 310,000		$ 7,290,000		$ 838,576	$ (6,834,243)	$ 1,604,333
Net loss of the period						(721,426)	(721,426)
Balance at Sep. 30, 2022	310,000		7,290,000		838,576	(7,555,669)	882,907
Balance at Jun. 30, 2023	375,641	3,068	66,996,982	18,112	1,335,253	(58,623,123)	10,105,933
Equity settled share-based payment					407,356		407,356
Exchange differences on translation of foreign operations				(30,676)			(30,676)
Net loss of the period						(1,591,003)	(1,591,003)
Balance at Sep. 30, 2023	$ 375,641	$ 3,068	$ 66,996,982	$ (12,564)	$ 1,742.609	$ (60,214,126)	$ 8,891,610